Condensed consolidated statements of cash flows (unaudited) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities
Profit before income tax	$ 315	$ 67
Adjustments for:
Amortization of intangible assets	20	16
Depreciation of property, plant and equipment	89	65
Impairment of property, plant and equipment	0
Equity-settled share-based payments	140	141
Finance costs	58	17
Net change in fair value of financial assets and liabilities	82	17
Net impairment losses on financial assets	120	66
Finance income	(412)	(113)
Gain on disposal of property, plant and equipment		(1)
Share of profit of equity-accounted investees (net of tax)	(2)	(2)
Change in provisions	(6)	3
Dividend income	(1)	(6)
Cash flows from (used in) operations before changes in working capital	403	270
Changes in:
- Inventories	(3)	1
- Deposits pledged	(11)	(23)
- Trade and other receivables	(50)	(36)
- Loan receivables in the financial services segment	(370)	(158)
- Trade payables and other liabilities	37	(106)
- Deposits from customers in the banking business	25	229
Cash from operations	31	177
Income tax paid	(34)	(41)
Net cash (used in)/from operating activities	(3)	136
Cash flows from investing activities
Acquisition of property, plant and equipment	(27)	(24)
Purchase of intangible assets	(14)	(14)
Proceeds from disposal of property, plant and equipment	6	5
Acquisition of subsidiaries with non-controlling interests, net of cash acquired	(29)	(90)
Acquisition of additional interests in associates and joint venture	(105)	0
Acquisition of other investments	(141)	(444)
Dividend income received	1	6
Interest received	87	91
Net cash used in investing activities	(222)	(470)
Cash flows from financing activities
Proceeds from share-based payment arrangements	10	14
Repurchase of ordinary shares	(400)	(274)
Proceeds from bank loans	120	90
Repayment of bank loans	(131)	(109)
Payment of lease liabilities	(32)	(22)
Proceeds from the issuance of convertible notes	0	1,500
Transaction costs related to the issuance of convertible notes	0	(21)
Acquisition of non-controlling interests without change in control	0	(25)
Proceeds from subscription of shares in subsidiaries by non-controlling interests without change in control	144	45
Deposits released/ (pledged)	4
Interest paid	(15)	(13)
Net cash (used in)/ from financing activities	(300)	1,185
Net (decrease)/ increase in cash and cash equivalents	(525)	851
Cash and cash equivalents at January 1	3,433	2,964
Effect of exchange rate fluctuations on cash held	(49)	65
Cash and cash equivalents at June 30	$ 2,859	$ 3,880